Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accruals	$ 2,535	$ 2,448	$ 2,319
Compensation payable	589	560	531
Taxes payable	129	150	137
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	135	135	135
Derivative liabilities	27	96	18
CRTC tangible benefits obligation	38	38	51
Provisions	66	55	39
Severance and other costs payable	63	29	30
CRTC deferral account obligation	16	28	32
Other current liabilities	343	336	379
Total trade payables and other liabilities	$ 3,941	$ 3,875	$ 3,671
Repurchase obligation of trust ownership percentage	9.00%